Schedule of Investments (unaudited) September 30, 2023	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 1.8%
TELUS Corp.	651,863	$10,644,816

China — 1.5%
Yum China Holdings, Inc.(a)	159,098	8,864,941

Denmark — 3.5%
Novo Nordisk A/S, Class B	223,426	20,343,201

France — 11.3%
Air Liquide SA	105,261	17,729,267
EssilorLuxottica SA	65,768	11,440,054
Kering SA	17,344	7,880,469
LVMH Moet Hennessy Louis Vuitton SE	10,928	8,248,787
Sanofi	186,010	19,972,870

		65,271,447

Germany — 4.6%
MTU Aero Engines AG	67,989	12,313,454
Symrise AG, Class A	147,120	14,005,650

		26,319,104

India — 3.2%
AceVector Limited, Series I, (Acquired 01/25/22, Cost: $3,948,600)(b)(c)	848,000	646,407
HDFC Bank Ltd.	957,251	17,555,886

		18,202,293

Indonesia — 2.0%
Bank Rakyat Indonesia Persero Tbk PT	33,956,300	11,468,156

Italy — 2.7%
FinecoBank Banca Fineco SpA	1,288,440	15,558,261

Japan — 7.1%
KDDI Corp.	321,100	9,829,020
Keyence Corp.	44,200	16,346,290
Sony Group Corp.	177,900	14,547,871

		40,723,181

Mexico — 2.8%
Wal-Mart de Mexico SAB de CV	4,298,658	16,180,862

Netherlands — 11.0%
ASML Holding NV	29,925	17,618,344
Heineken NV	97,370	8,584,285
Koninklijke KPN NV	5,283,115	17,406,089
Shell PLC	620,289	19,968,888

		63,577,606

Singapore — 4.4%
DBS Group Holdings Ltd.	477,400	11,724,770
United Overseas Bank Ltd.	653,100	13,602,832

		25,327,602

Spain — 2.2%
Industria de Diseno Textil SA	339,076	12,617,710

Sweden — 2.6%
Atlas Copco AB, A Shares	1,108,482	14,887,652

Security	Shares	Value

Switzerland — 6.7%
Lonza Group AG, Registered Shares	32,853	$15,196,057
Nestle SA, Registered Shares	102,451	11,597,043
Zurich Insurance Group AG	25,565	11,697,403

		38,490,503

Taiwan — 7.4%
MediaTek, Inc.	724,000	16,552,710
Taiwan Semiconductor Manufacturing Co. Ltd.	1,605,000	26,171,504

		42,724,214

United Kingdom — 15.4%
AstraZeneca PLC	132,185	17,829,696
BAE Systems PLC	1,322,227	16,067,493
Ferguson PLC	96,661	15,907,512
Prudential PLC	1,363,945	14,661,492
RELX PLC	571,799	19,329,219
Smith & Nephew PLC	423,876	5,260,540

		89,055,952

United States(a)(d) — 8.9%
Baker Hughes Co., Class A	555,186	19,609,169
Otis Worldwide Corp.	215,093	17,274,119
Visa, Inc., Class A	62,660	14,412,427

		51,295,715

Total Long-Term Investments — 99.1% (Cost: $529,145,579)		571,553,216

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(e)(f)	9,390,877	9,390,877

Total Short-Term Securities — 1.6% (Cost: $9,390,877)		9,390,877

Total Investments Before Options Written — 100.7% (Cost: $538,536,456)		580,944,093

Options Written — (0.6)% (Premiums Received: $(5,144,657))		(3,762,481)

Total Investments, Net of Options Written — 100.1% (Cost: $533,391,799)		577,181,612
Liabilities in Excess of Other Assets — (0.1)%		(346,841)

Net Assets — 100.0%		$576,834,771

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $646,407, representing 0.1% of its net assets as of period end, and an original cost of $3,948,600.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced International Dividend Trust (BGY)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,622,321	$3,768,556	(a)	$—	$—	$—	$9,390,877	9,390,877	$414,363	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Visa, Inc., Class A	187	10/06/23	USD	250.00	USD	4,301	$(281)
Baker Hughes Co., Class A	999	10/10/23	USD	35.15	USD	3,528	(90,508)
Otis Worldwide Corp.	101	10/12/23	USD	87.25	USD	811	(138)
Visa, Inc., Class A	37	10/13/23	USD	250.00	USD	851	(204)
Baker Hughes Co., Class A	890	10/20/23	USD	36.00	USD	3,143	(62,300)
Otis Worldwide Corp.	330	10/20/23	USD	85.00	USD	2,650	(7,425)
TELUS Corp.	208	10/20/23	CAD	24.00	CAD	461	(766)
Visa, Inc., Class A	49	10/20/23	USD	245.00	USD	1,127	(1,519)
Yum China Holdings, Inc.	227	10/20/23	USD	57.50	USD	1,265	(17,025)
Yum China Holdings, Inc.	227	10/20/23	USD	55.00	USD	1,265	(43,697)
Visa, Inc., Class A	37	11/03/23	USD	245.00	USD	851	(5,420)
Otis Worldwide Corp.	100	11/06/23	USD	88.00	USD	803	(2,483)
Baker Hughes Co., Class A	268	11/17/23	USD	37.00	USD	947	(24,120)
Otis Worldwide Corp.	437	11/17/23	USD	84.75	USD	3,510	(44,150)
TELUS Corp.	1,970	11/17/23	CAD	24.50	CAD	4,369	(7,252)
Visa, Inc., Class A	34	11/17/23	USD	250.00	USD	782	(4,097)
Yum China Holdings, Inc.	261	11/17/23	USD	57.50	USD	1,454	(45,675)
TELUS Corp.	755	12/15/23	CAD	23.50	CAD	1,675	(14,174)

							$(371,234)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Atlas Copco AB, A Shares	Morgan Stanley & Co. International PLC	202,000	10/03/23	SEK	154.53	SEK	29,641	$(197)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	119,400	10/03/23	SGD	35.11	SGD	4,009	(24)
KDDI Corp.	UBS AG	88,300	10/03/23	JPY	4,093.81	JPY	403,922	(285,489)
Koninklijke KPN NV	Barclays Bank PLC	468,550	10/03/23	EUR	3.23	EUR	1,460	(203)
United Overseas Bank Ltd.	HSBC Bank PLC	156,600	10/03/23	SGD	30.42	SGD	4,459	—
ASML Holding NV	JPMorgan Chase Bank N.A.	7,900	10/05/23	EUR	618.80	EUR	4,399	(619)
Koninklijke KPN NV	Morgan Stanley & Co. International PLC	533,400	10/05/23	EUR	3.28	EUR	1,662	(598)
Prudential PLC	JPMorgan Chase Bank N.A.	90,400	10/05/23	GBP	10.16	GBP	796	(2)
United Overseas Bank Ltd.	Goldman Sachs International	63,300	10/05/23	SGD	29.21	SGD	1,802	(1,402)
Wal-Mart de Mexico SAB de CV	Morgan Stanley & Co. International PLC	734,000	10/05/23	MXN	71.05	MXN	48,150	(305)
Keyence Corp.	UBS AG	13,100	10/10/23	JPY	64,062.96	JPY	723,994	(1,299)
Koninklijke KPN NV	Morgan Stanley & Co. International PLC	534,000	10/10/23	EUR	3.28	EUR	1,664	(2,800)
RELX PLC	UBS AG	137,900	10/10/23	EUR	30.84	EUR	4,409	(194,409)
Sony Group Corp.	UBS AG	42,700	10/10/23	JPY	13,404.85	JPY	521,817	(3,803)
Symrise AG, Class A, Class A	Morgan Stanley & Co. International PLC	30,200	10/10/23	EUR	96.50	EUR	2,719	(3,351)
Industria de Diseno Textil SA	Barclays Bank PLC	142,100	10/13/23	EUR	34.92	EUR	5,001	(122,910)
Lonza Group AG, Registered Shares	Goldman Sachs International	10,600	10/13/23	CHF	494.34	CHF	4,488	(2,718)
Nestle SA, Registered Shares	Goldman Sachs International	23,000	10/13/23	CHF	106.54	CHF	2,383	(7,282)
Prudential PLC	Morgan Stanley & Co. International PLC	185,900	10/13/23	GBP	10.00	GBP	1,638	(1,261)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Zurich Insurance Group AG	UBS AG	6,300	10/13/23	CHF	417.85	CHF	2,639	$(38,461)
BAE Systems PLC	Morgan Stanley & Co. International PLC	246,300	10/17/23	GBP	10.10	GBP	2,453	(35,481)
Smith & Nephew PLC	Goldman Sachs International	95,300	10/17/23	GBP	10.79	GBP	969	(3,298)
Wal-Mart de Mexico SAB de CV	JPMorgan Chase Bank N.A.	466,300	10/17/23	MXN	68.92	MXN	30,589	(13,321)
AstraZeneca PLC	Goldman Sachs International	72,800	10/19/23	GBP	109.24	GBP	8,048	(310,672)
BAE Systems PLC	UBS AG	246,300	10/19/23	GBP	10.44	GBP	2,453	(10,022)
Ferguson PLC	Morgan Stanley & Co. International PLC	16,000	10/19/23	GBP	128.60	GBP	2,158	(146,897)
FinecoBank Banca Fineco SpA	UBS AG	158,900	10/19/23	EUR	13.52	EUR	1,815	(1,038)
Koninklijke KPN NV	Barclays Bank PLC	372,900	10/19/23	EUR	3.30	EUR	1,162	(5,287)
Novo Nordisk A/S, Class B	Goldman Sachs International	78,200	10/19/23	DKK	683.61	DKK	50,229	(50,006)
Sanofi	Goldman Sachs International	61,800	10/19/23	EUR	101.19	EUR	6,276	(125,739)
Smith & Nephew PLC	Goldman Sachs International	95,400	10/19/23	GBP	10.70	GBP	970	(4,524)
United Overseas Bank Ltd.	HSBC Bank PLC	74,000	10/19/23	SGD	29.46	SGD	2,107	(6,080)
Atlas Copco AB, A Shares	Morgan Stanley & Co. International PLC	228,000	10/24/23	SEK	148.20	SEK	33,456	(55,368)
BAE Systems PLC	Morgan Stanley & Co. International PLC	102,400	10/24/23	GBP	10.66	GBP	1,020	(3,877)
Ferguson PLC	UBS AG	16,200	10/24/23	GBP	126.19	GBP	2,185	(195,853)
Heineken NV	Barclays Bank PLC	37,000	10/24/23	EUR	86.93	EUR	3,085	(16,554)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	95,000	10/24/23	USD	559.36	USD	50,005	(5,434)
KDDI Corp.	BNP Paribas SA	88,300	10/25/23	JPY	4,763.70	JPY	403,922	(10,798)
Lonza Group AG, Registered Shares	Goldman Sachs International	10,000	10/25/23	CHF	495.21	CHF	4,234	(11,503)
RELX PLC	Goldman Sachs International	29,500	10/25/23	EUR	32.54	EUR	943	(12,739)
Shell PLC	Morgan Stanley & Co. International PLC	82,500	10/25/23	EUR	30.30	EUR	2,512	(67,535)
Wal-Mart de Mexico SAB de CV	Citibank N.A.	734,100	10/25/23	MXN	67.59	MXN	48,157	(49,715)
Prudential PLC	Morgan Stanley & Co. International PLC	154,100	10/31/23	GBP	9.45	GBP	1,358	(27,112)
EssilorLuxottica SA	Barclays Bank PLC	29,600	11/01/23	EUR	176.73	EUR	4,870	(29,014)
Ferguson PLC	UBS AG	5,600	11/01/23	GBP	126.63	GBP	755	(67,580)
RELX PLC	Goldman Sachs International	90,000	11/01/23	EUR	33.22	EUR	2,878	(25,925)
Shell PLC	Morgan Stanley & Co. International PLC	70,000	11/01/23	EUR	30.69	EUR	2,131	(50,654)
Taiwan Semiconductor Manufacturing Co. Ltd	JPMorgan Chase Bank N.A.	96,000	11/07/23	USD	564.79	USD	50,532	(9,176)
MediaTek, Inc.	JPMorgan Chase Bank N.A.	82,000	11/08/23	USD	788.46	USD	60,518	(12,507)
MTU Aero Engines AG	Goldman Sachs International	6,900	11/08/23	EUR	170.51	EUR	1,182	(59,066)
Prudential PLC	Morgan Stanley & Co. International PLC	183,300	11/08/23	GBP	9.45	GBP	1,615	(42,097)
Sony Group Corp.	Morgan Stanley & Co. International PLC	37,400	11/08/23	JPY	12,968.38	JPY	457,048	(37,838)
Symrise AG, Class A, Class A	UBS AG	36,100	11/08/23	EUR	90.90	EUR	3,251	(108,535)
Air Liquide SA	UBS AG	57,800	11/09/23	EUR	162.47	EUR	9,208	(173,541)
DBS Group Holdings Ltd	HSBC Bank PLC	95,400	11/09/23	SGD	34.17	SGD	3,203	(33,063)
FinecoBank Banca Fineco SpA	Morgan Stanley & Co. International PLC	210,400	11/09/23	EUR	12.04	EUR	2,403	(52,352)
Heineken NV	Morgan Stanley & Co. International PLC	6,900	11/09/23	EUR	85.62	EUR	575	(10,323)
Kering SA	Morgan Stanley & Co. International PLC	6,100	11/09/23	EUR	439.90	EUR	2,622	(90,830)
LVMH Moet Hennessy Louis Vuitton SE	Morgan Stanley & Co. International PLC	5,000	11/09/23	EUR	734.31	EUR	3,570	(100,211)
MediaTek, Inc.	JPMorgan Chase Bank N.A.	171,000	11/09/23	USD	749.71	USD	126,202	(80,652)
MTU Aero Engines AG	UBS AG	23,700	11/09/23	EUR	180.42	EUR	4,060	(95,833)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	172,000	11/09/23	USD	543.85	USD	90,536	(40,375)
ASML Holding NV	Morgan Stanley & Co. International PLC	4,500	11/10/23	EUR	609.58	EUR	2,506	(35,865)
Keyence Corp.	Bank of America N.A.	6,700	11/10/23	JPY	60,247.20	JPY	370,287	(15,145)
Atlas Copco AB, A Shares	UBS AG	68,800	11/14/23	SEK	152.16	SEK	10,096	(21,158)
FinecoBank Banca Fineco SpA	Morgan Stanley & Co. International PLC	210,400	11/14/23	EUR	11.99	EUR	2,403	(62,718)
Industria de Diseno Textil SA	UBS AG	10,500	11/14/23	EUR	35.67	EUR	370	(7,132)
Nestle SA, Registered Shares	Goldman Sachs International	23,050	11/14/23	CHF	107.71	CHF	2,388	(16,646)
Shell PLC	Goldman Sachs International	64,600	11/14/23	EUR	31.28	EUR	1,967	(43,711)
Ferguson PLC	Morgan Stanley & Co. International PLC	5,600	11/15/23	GBP	123.97	GBP	755	(87,110)
Koninklijke KPN NV	UBS AG	468,550	11/16/23	EUR	3.15	EUR	1,460	(31,223)
Sanofi	Morgan Stanley & Co. International PLC	3,400	11/16/23	EUR	103.71	EUR	345	(7,269)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	197,000	11/16/23	USD	537.20	USD	103,696	(66,275)
Zurich Insurance Group AG	Barclays Bank PLC	5,300	11/16/23	CHF	423.49	CHF	2,220	(41,437)

								$(3,391,247)

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks

Canada	$10,644,816	$—	$—	$10,644,816
China	8,864,941	—	—	8,864,941
Denmark	—	20,343,201	—	20,343,201
France	—	65,271,447	—	65,271,447
Germany	—	26,319,104	—	26,319,104
India	—	17,555,886	646,407	18,202,293
Indonesia	—	11,468,156	—	11,468,156
Italy	—	15,558,261	—	15,558,261
Japan	—	40,723,181	—	40,723,181
Mexico	16,180,862	—	—	16,180,862
Netherlands	—	63,577,606	—	63,577,606
Singapore	—	25,327,602	—	25,327,602
Spain	—	12,617,710	—	12,617,710
Sweden	—	14,887,652	—	14,887,652
Switzerland	—	38,490,503	—	38,490,503
Taiwan	—	42,724,214	—	42,724,214
United Kingdom	—	89,055,952	—	89,055,952
United States	51,295,715	—	—	51,295,715
Short-Term Securities
Money Market Funds	9,390,877	—	—	9,390,877

	$96,377,211	$483,920,475	$646,407	$580,944,093

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(233,955)	$(3,528,526)	$—	$(3,762,481)

(a)	Derivative financial instruments are options written. Options written are shown at value.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced International Dividend Trust (BGY)

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

SAB	Special Assessment Bonds

5